Total
Lord Abbett Fundamental Equity Fund
Fundamental Equity Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 242 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Fundamental Equity Fund		Class A		Class C		Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[1]	5.75%		none		none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	[1]	none	[2]	1.00%	[3]	none	none	none	none	none	none	none	none	none
[1]	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett Fundamental Equity Fund	Class A	Class C	Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%	none	none	0.45%	0.60%	0.50%	0.25%	none	none
Other Expenses	0.14%	0.14%	0.14%	0.08%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.08%
Total Annual Fund Operating Expenses	0.94%	1.69%	0.79%	0.63%	0.69%	1.14%	1.29%	1.19%	0.94%	0.69%	0.63%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares Are Redeemed
Expense Example - Lord Abbett Fundamental Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	665	857	1,065	1,663
Class C	272	533	918	1,799
Class F	81	252	439	978
Class F3	64	202	351	786
Class I	70	221	384	859
Class P	116	362	628	1,386
Class R2	131	409	708	1,556
Class R3	121	378	654	1,443
Class R4	96	300	520	1,155
Class R5	70	221	384	859
Class R6	64	202	351	786

If Shares Are Not Redeemed
Expense Example No Redemption - Lord Abbett Fundamental Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	665	857	1,065	1,663
Class C	172	533	918	1,799
Class F	81	252	439	978
Class F3	64	202	351	786
Class I	70	221	384	859
Class P	116	362	628	1,386
Class R2	131	409	708	1,556
Class R3	121	378	654	1,443
Class R4	96	300	520	1,155
Class R5	70	221	384	859
Class R6	64	202	351	786

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in equity securities of U.S. and multinational companies across all market capitalization ranges that the portfolio management team believes are undervalued by the market and are selling at reasonable prices in relation to the portfolio management team’s assessment of their potential or intrinsic value. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund normally invests at least 50% of its net assets in equity securities of large, established companies having a market capitalization within the range of companies in the Russell 1000® Index. The Fund seeks to invest in securities of companies that the portfolio management team believes are undervalued by the market and are selling at reasonable prices in relation to the portfolio management team’s assessment of their potential or intrinsic value.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts (“ADRs”), and other similar depositary receipts. In addition to ADRs, the Fund generally defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges.

The Fund may engage in active and frequent trading of its portfolio securities.

The investment team may also consider the risks and return potential presented by environmental, social, and governance (ESG) factors in investment decisions. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

● Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

● Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

● Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

● Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

● Large Company Risk: Larger, more established companies may be less able to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established, smaller companies, especially during market cycles corresponding to periods of economic expansion.

● Mid-Sized and Small Company Risk: Investments in mid-sized and small companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized and small companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of mid-sized and small companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized and small companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

● Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.

● Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

● Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

● High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income when distributed to shareholders.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the ‘‘More Information About the Funds – Principal Risks’’ section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q 2020 +16.57%	Worst Quarter 1st Q 2020 -26.90%

Average Annual Total Returns (for the periods ended December 31, 2020)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-

advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns - Lord Abbett Fundamental Equity Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	(3.26%)	7.28%	7.90%
Class C	1.00%	7.77%	7.79%
Class F	2.82%	8.74%	8.75%
Class F3	3.03%			7.25%	Apr. 04, 2017
Class I	2.95%	8.85%	8.86%
Class P	2.52%	8.37%	8.38%
Class R2	2.29%	8.19%	8.21%
Class R3	2.44%	8.31%	8.32%
Class R4	2.72%	8.58%		7.07%	Jun. 30, 2015
Class R5	3.03%	8.87%		7.34%	Jun. 30, 2015
Class R6	3.02%	8.96%		7.44%	Jun. 30, 2015
After Taxes on Distributions | Class A	(3.67%)	5.33%	5.65%
After Taxes on Distributions and Sale of Fund Shares | Class A	(1.65%)	5.45%	5.88%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) | Class F3	2.80%	9.74%	10.50%	7.57%	Apr. 04, 2017
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	2.80%	9.74%	10.50%	8.16%	Jun. 30, 2015
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes) | Class F3	2.87%	9.74%	10.36%	7.41%	Apr. 04, 2017
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	2.87%	9.74%	10.36%	8.08%	Jun. 30, 2015
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes) | Class F3	20.89%	15.43%	13.79%	15.65%	Apr. 04, 2017
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	20.89%	15.43%	13.79%	13.63%	Jun. 30, 2015
S&P 500® Index (reflects no deduction for fees, expenses, or taxes) | Class F3	18.40%	15.22%	13.88%	15.44%	Apr. 04, 2017
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%	13.76%	Jun. 30, 2015